Bank borrowings (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Bank loan		¥ 20,029	¥ 26,841
Bank Loan Borrowed by the Company
Bank loan	[1]	10,014	21,834
Bank Loan Borrowed by Subsidiaries of the Company
Bank loan	[2]	¥ 10,015	¥ 5,007

[1]	The bank loans are denominated in Renminbi and are repayable within 1 year. The bank loans borrowed by the Company as of December 31, 2020 bears interest at fixed rates of 4.79% (2019: 4.57% to 6.33%) per annum. Interest paid during the year ended December 31, 2020 was approximately RMB1,377,000 (2019: RMB1,991,000 and 2018: RMB2,089,000).
[2]	The bank loans are denominated in Renminbi and are repayable within 1 year. The bank loans borrowed by subsidiaries of the Company as of December 31, 2020 bears interest at a fixed rate ranging from 4.5% to 4.79% (2019: 5.22%) per annum and are secured by the subsidiary's office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2020 was approximately RMB287,000 (2019: RMB246,000 and 2018: RMB278,000).